Other intangible assets (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 44,925			₨ 20,796
Amortization for the year		3,425			3,681		₨ 3,470
Impairment loss		53			110		194
De-recognitions					(1,131)
Ending balance		44,665	$ 686		44,925		20,796
Trademarks with finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,870			2,492
Ending balance		2,556			2,870		2,492
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		39,166			15,141
Ending balance		39,637			39,166		15,141
Technology related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,069			1,594
Ending balance		705			1,069		1,594
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0			15
Ending balance		0			0		15
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,820			1,554
Ending balance		1,767			1,820		1,554
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		79,066			54,160
Additions		2,605			29,205	[2]
De-recognitions	[3]				(1,131)
Effect of changes in foreign exchange rates		3,870			(3,168)
Ending balance		85,541			79,066		54,160
Gross carrying amount [member] | Trademarks with finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,677			10,178
Additions		0			1,148	[2]
De-recognitions	[3]				(32)
Effect of changes in foreign exchange rates		1,162			(617)
Ending balance		11,839			10,677		10,178
Gross carrying amount [member] | Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		62,625			37,740
Additions		2,377			27,419	[2]
De-recognitions	[3]				(269)
Effect of changes in foreign exchange rates		2,496			(2,265)
Ending balance		67,498			62,625		37,740
Gross carrying amount [member] | Technology related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,644			2,847
Additions		0			27	[2]
De-recognitions	[3]				0
Effect of changes in foreign exchange rates		206			(230)
Ending balance		2,850			2,644		2,847
Gross carrying amount [member] | Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		357			1,100
Additions		0			0	[2]
De-recognitions	[3]				(706)
Effect of changes in foreign exchange rates		0			(37)
Ending balance		357			357		1,100
Gross carrying amount [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,763			2,295
Additions		228			611	[2]
De-recognitions	[3]				(124)
Effect of changes in foreign exchange rates		6			(19)
Ending balance		2,997			2,763		2,295
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		34,141			33,364
Amortization for the year		3,425			3,681
Impairment loss		53			110
De-recognitions	[3]				(1,131)
Effect of changes in foreign exchange rates		3,257			(1,883)
Ending balance		40,876			34,141		33,364
Accumulated depreciation, amortization and impairment [member] | Trademarks with finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7,807			7,686
Amortization for the year		591			578
Impairment loss		0			32
De-recognitions	[3]				(32)
Effect of changes in foreign exchange rates		885			(457)
Ending balance		9,283			7,807		7,686
Accumulated depreciation, amortization and impairment [member] | Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		23,459			22,599
Amortization for the year		2,145			2,304
Impairment loss		53			40
De-recognitions	[3]				(269)
Effect of changes in foreign exchange rates		2,204			(1,215)
Ending balance		27,861			23,459		22,599
Accumulated depreciation, amortization and impairment [member] | Technology related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,575			1,253
Amortization for the year		403			443
Impairment loss		0			38
De-recognitions	[3]				0
Effect of changes in foreign exchange rates		167			(159)
Ending balance		2,145			1,575		1,253
Accumulated depreciation, amortization and impairment [member] | Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		357			1,085
Amortization for the year		0			15
Impairment loss		0			0
De-recognitions	[3]				(706)
Effect of changes in foreign exchange rates		0			(37)
Ending balance		357			357		1,085
Accumulated depreciation, amortization and impairment [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		943			741
Amortization for the year		286			341
Impairment loss		0			0
De-recognitions	[3]				(124)
Effect of changes in foreign exchange rates		1			(15)
Ending balance		₨ 1,230			₨ 943		₨ 741

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Additions during the year ended March 31, 2017 primarily consists of: (a) Rs.23,366, representing the consideration paid to Teva Pharmaceutical Industries Limited (“Teva”) and an affiliate of Allergan Plc (“Allergan”) to acquire eight Abbreviated New Drug Applications (“ANDAs”) in the United States (refer to Note 33 of these consolidated financial statements for further details); and (b) Rs.3,159, representing the consideration for the acquisition of exclusive U.S. rights for the development and commercialization of a clinical stage oral new chemical entity from XenoPort, Inc. (refer to Note 34 of these consolidated financial statements for further details).
[3]	During the year ended March 31, 2017, the Company derecognized certain intangible assets which were fully amortized and from which no future economic benefits were expected, either from use or from their disposal. Accordingly, an amount of Rs.1,131 was reduced both from gross carrying amount and accumulated amortization.